UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06526
Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
100 Summer Street, Suite 1500, Boston, MA 02110

(Address of principal executive offices) (Zip code)
3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-282-8782

Date of fiscal year end:  March 31
Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (78.2%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (8.6%)
Advance Auto Parts, Inc.	7,500	608,775
Autoliv, Inc.	25,000	1,934,750
Comcast Corp., Class A	100,000	4,188,000
Johnson Controls, Inc.	40,000	1,431,600
McDonald’s Corp.	32,500	3,217,500
NIKE, Inc., Class B	80,000	5,094,400
Omnicom Group, Inc.	65,000	4,086,550
Ross Stores, Inc.	60,000	3,888,600
Target Corp.	10,000	688,600

		25,138,775

Consumer Staples (10.2%)
Church & Dwight Co., Inc.	25,000	1,542,750
Colgate-Palmolive Co.	25,000	1,432,250
Costco Wholesale Corp.	35,000	3,869,950
Diageo PLC, Sponsored ADR	30,000	3,448,500
McCormick & Co., Inc.	32,500	2,286,700
Nestle SA, Sponsored ADR	50,000	3,289,000
PepsiCo, Inc.	40,000	3,271,600
Procter & Gamble Co.	35,000	2,694,650
Reckitt Benckiser Group PLC, Sponsored ADR	50,000	713,250
SYSCO Corp.	100,000	3,416,000
Wal-Mart Stores, Inc.	50,000	3,724,500

		29,689,150

Energy (8.6%)
Apache Corp.	25,000	2,095,750
Chevron Corp.	50,000	5,917,000
ConocoPhillips	45,000	2,722,500
Devon Energy Corp.	15,000	778,200
Exxon Mobil Corp.	105,000	9,486,750
Phillips 66	15,000	883,650
Schlumberger Ltd.	45,000	3,224,700

		25,108,550

Financials (12.0%)
American Express Co.	25,000	1,869,000
BB&T Corp.	25,000	847,000
Chubb Corp.	70,000	5,925,500
Cincinnati Financial Corp.	125,000	5,737,500
Comerica, Inc.	60,000	2,389,800
Commerce Bancshares, Inc.	25,000	1,089,000
JPMorgan Chase & Co.	100,000	5,279,000
M&T Bank Corp.	12,500	1,396,875
Northern Trust Corp.	22,500	1,302,750
PNC Financial Services Group, Inc.	40,000	2,916,800
State Street Corp.	25,000	1,630,250
T. Rowe Price Group, Inc.	65,000	4,754,750

		35,138,225

Health Care (8.4%)
Becton, Dickinson & Co.	50,000	4,941,500
C.R. Bard, Inc.	35,000	3,803,800
DENTSPLY International, Inc.	55,000	2,252,800
Edwards Lifesciences Corp. (a)	20,000	1,344,000
Johnson & Johnson, Inc.	25,000	2,146,500
Medtronic, Inc.	20,000	1,029,400
Mettler-Toledo International, Inc. (a)	7,500	1,509,000
Roche Holding AG, Sponsored ADR	60,000	3,711,900
Saint Jude Medical, Inc.	20,000	912,600
Stryker Corp.	20,000	1,293,600

COMMON STOCKS , Continued
Security Description	Shares	Fair Value ($)

Health Care, continued
Varian Medical Systems, Inc. (a)	25,000	1,686,250

		24,631,350

Industrials (15.3%)
3M Co.	35,000	3,827,250
Donaldson Co., Inc.	150,000	5,349,000
Emerson Electric Co.	75,000	4,090,500
Expeditors International of Washington, Inc.	25,000	950,250
Hubbell, Inc., Class B	42,500	4,207,500
Illinois Tool Works, Inc.	75,000	5,187,750
Precision Castparts Corp.	30,000	6,780,300
Rockwell Collins, Inc.	60,000	3,804,600
United Parcel Service, Inc., Class B	50,000	4,324,000
W.W. Grainger, Inc.	25,000	6,304,500

		44,825,650

Information Technology (11.7%)
Accenture PLC, Class A	70,000	5,037,200
Apple, Inc.	10,000	3,960,800
Automatic Data Processing, Inc.	70,000	4,820,200
EMC Corp.	150,000	3,543,000
Intel Corp.	10,000	242,200
International Business Machines Corp.	30,000	5,733,300
Microsoft Corp.	135,000	4,661,550
Oracle Corp.	125,000	3,840,000
QUALCOMM, Inc.	40,000	2,443,200

		34,281,450

Materials (3.4%)
Air Products & Chemicals, Inc.	25,000	2,289,250
AptarGroup, Inc.	30,000	1,656,300
Ecolab, Inc.	25,000	2,129,750
Sigma-Aldrich Corp.	50,000	4,018,000

		10,093,300

TOTAL COMMON STOCKS (Cost $133,907,541)		228,906,450

CORPORATE BONDS (3.9%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	565,939

Financials (3.1%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	230,652
American Express Co., 2.65%, 12/2/22	1,926,000	1,781,954
American Express Co., 7.00%, 3/19/18	1,500,000	1,806,475
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,148,717
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,559,017
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	693,491
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,555,535
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	300,046

		9,075,887

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	338,599

Information Technology (0.3%)
Oracle Corp., 5.75%, 4/15/18	750,000	873,653

Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	559,768

TOTAL CORPORATE BONDS (Cost $10,294,237)		11,413,846

See Notes to Schedules of Portfolio Investments

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (2.3%)
	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,122,760

Illinois (0.6%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 3/1/14 @ 100	600,000	611,670
Illinois State, Series A, GO, 5.00%, 3/1/22, Prerefunded 3/1/14 @ 100	150,000	154,632
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	523,710
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	257,970

		1,547,982

Massachusetts (0.7%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	505,775
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,706,760

		2,212,535

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	534,865

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	280,960

Wisconsin (0.4%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	226,688
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	869,460

		1,096,148

TOTAL MUNICIPAL BONDS (Cost $6,518,521)		6,795,250

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (11.8%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	11,819,308
3.39%, 2/1/28	2,000,000	1,935,632

		13,754,940

Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,215,556
5.25%, 9/13/13	5,000,000	5,051,010
5.25%, 12/9/22	1,000,000	1,192,294

		8,458,860

Government National Mortgage Association
4.00%, 9/15/40	773,148	817,312

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS. Continued
	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

U.S. Treasury Inflation Index Note
1.25%, 7/15/20	4,000,000	4,638,643

U.S. Treasury Note
2.38%, 6/30/18	6,500,000	6,813,827

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,647,978)		34,483,582

INVESTMENT COMPANIES (3.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	10,562,295	10,562,295

TOTAL INVESTMENT COMPANIES (Cost $10,562,295)		10,562,295

Total Investments (Cost $194,930,572)(c) — 99.8%		292,161,423
Other assets in excess of liabilities — 0.2%		549,241

NET ASSETS — 100.0%		$292,710,664

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Asset Management Fund	$195,030,983	$98,089,460	$(959,020)	$97,130,440

ADR	American Depository Receipt
AG	Aktiengesellschaft (German holding company)
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation.
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Boston Trust Equity Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.3%)
Advance Auto Parts, Inc.	5,000	405,850
Autoliv, Inc.	15,000	1,160,850
Comcast Corp., Class A	50,000	2,094,000
Johnson Controls, Inc.	10,000	357,900
McDonald’s Corp.	17,500	1,732,500
NIKE, Inc., Class B	16,000	1,018,880
Omnicom Group, Inc.	30,000	1,886,100
Ross Stores, Inc.	12,500	810,125

		9,466,205

Consumer Staples (12.8%)
Church & Dwight Co., Inc.	10,000	617,100
Colgate-Palmolive Co.	12,000	687,480
Costco Wholesale Corp.	15,000	1,658,550
Diageo PLC, Sponsored ADR	14,000	1,609,300
McCormick & Co., Inc.	7,000	492,520
Nestle SA, Sponsored ADR	15,000	986,700
PepsiCo, Inc.	12,500	1,022,375
Procter & Gamble Co.	10,000	769,900
Reckitt Benckiser Group PLC, Sponsored ADR	30,000	427,950
SYSCO Corp.	40,000	1,366,400
Wal-Mart Stores, Inc.	15,000	1,117,350

		10,755,625

Energy (10.6%)
Apache Corp.	6,000	502,980
Chevron Corp.	16,000	1,893,440
ConocoPhillips	15,000	907,500
Devon Energy Corp.	5,000	259,400
Exxon Mobil Corp.	40,000	3,614,000
Phillips 66	4,000	235,640
Schlumberger Ltd.	20,000	1,433,200

		8,846,160

Financials (16.4%)
American Express Co.	5,000	373,800
BB&T Corp.	20,000	677,600
Chubb Corp.	25,000	2,116,250
Cincinnati Financial Corp.	50,000	2,295,000
Comerica, Inc.	17,500	697,025
Commerce Bancshares, Inc.	7,500	326,700
JPMorgan Chase & Co.	35,000	1,847,650
M&T Bank Corp.	5,000	558,750
Northern Trust Corp.	7,500	434,250
PNC Financial Services Group, Inc.	17,500	1,276,100
State Street Corp.	12,000	782,520
T. Rowe Price Group, Inc.	30,000	2,194,500

		13,580,145

Health Care (9.8%)
Becton, Dickinson & Co.	17,000	1,680,110
C.R. Bard, Inc.	12,500	1,358,500
DENTSPLY International, Inc.	25,000	1,024,000
Edwards Lifesciences Corp. (a)	5,000	336,000
Johnson & Johnson, Inc.	2,000	171,720
Medtronic, Inc.	10,000	514,700
Mettler-Toledo International, Inc. (a)	1,500	301,800
Roche Holding AG, Sponsored ADR	20,000	1,237,300
Saint Jude Medical, Inc.	5,000	228,150
Stryker Corp.	10,000	646,800
Varian Medical Systems, Inc. (a)	10,000	674,500

		8,173,580

COMMON STOCKS, Continued
Security Description	Shares	Fair Value ($)

Industrials (19.4%)
3M Co.	7,500	820,125
Donaldson Co., Inc.	50,000	1,783,000
Emerson Electric Co.	35,000	1,908,900
Expeditors International of Washington, Inc.	2,500	95,025
Hubbell, Inc., Class B	10,000	990,000
Illinois Tool Works, Inc.	30,000	2,075,100
Precision Castparts Corp.	15,000	3,390,150
Rockwell Collins, Inc.	15,000	951,150
United Parcel Service, Inc., Class B	14,000	1,210,720
W.W. Grainger, Inc.	11,500	2,900,070

		16,124,240

Information Technology (14.3%)
Accenture PLC, Class A	25,000	1,799,000
Apple, Inc.	3,500	1,386,280
Automatic Data Processing, Inc.	20,000	1,377,200
EMC Corp.	65,000	1,535,300
Google, Inc., Class A (a)	100	88,037
Intel Corp.	5,000	121,100
International Business Machines Corp.	10,000	1,911,100
Microsoft Corp.	50,000	1,726,500
Oracle Corp.	40,000	1,228,800
QUALCOMM, Inc.	12,500	763,500

		11,936,817

Materials (4.5%)
Air Products & Chemicals, Inc.	6,000	549,420
AptarGroup, Inc.	7,500	414,075
Ecolab, Inc.	14,000	1,192,660
Sigma-Aldrich Corp.	20,000	1,607,200

		3,763,355

TOTAL COMMON STOCKS (Cost $45,959,500)		82,646,127

INVESTMENT COMPANIES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	771,106	771,106

TOTAL INVESTMENT COMPANIES (Cost $771,106)		771,106

Total Investments (Cost $46,730,606)(c) — 100.0%		83,417,233
Other assets in excess of liabilities — 0.0%		35,304

NET ASSETS — 100.0%		$83,452,537

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Equity Fund	$46,821,103	$37,008,664	$(412,534)	$36,596,130

ADR	American Depository Receipt
AG	Aktiengesellschaft (German holding company)
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Boston Trust Midcap Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (98.8%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.7%)
Advance Auto Parts, Inc.	6,625	537,751
Autoliv, Inc.	7,505	580,812
Family Dollar Stores, Inc.	9,625	599,734
Hasbro, Inc.	15,200	681,416
LKQ Corp. (a)	15,000	386,250
Omnicom Group, Inc.	11,150	701,001
O’Reilly Automotive, Inc. (a)	6,700	754,554
Ross Stores, Inc.	11,900	771,238
Tractor Supply Co.	2,800	329,308

		5,342,064

Consumer Staples (6.6%)
Brown-Forman Corp., Class B	7,500	506,625
Campbell Soup Co.	12,175	545,318
Church & Dwight Co., Inc.	12,575	776,004
McCormick & Co., Inc.	8,150	573,434

		2,401,381

Energy (8.8%)
Cabot Oil & Gas Corp.	6,050	429,671
Core Laboratories NV	5,800	879,628
Denbury Resources, Inc. (a)	27,000	467,640
Energen Corp.	5,100	266,526
FMC Technologies, Inc. (a)	7,900	439,872
Murphy Oil Corp.	5,600	340,984
Oceaneering International, Inc.	5,100	368,220

		3,192,541

Financials (17.7%)
Bank of Hawaii Corp.	7,100	357,272
BioMed Realty Trust, Inc.	12,050	243,772
BOK Financial Corp.	4,525	289,826
Cincinnati Financial Corp.	15,200	697,679
Comerica, Inc.	11,100	442,113
Commerce Bancshares, Inc.	7,700	335,412
Cullen/Frost Bankers, Inc.	6,600	440,682
Digital Realty Trust, Inc.	4,900	298,900
East West Bancorp, Inc.	12,700	349,250
Eaton Vance Corp.	9,850	370,262
IntercontinentalExchange, Inc. (a)	2,050	364,408
Jones Lang LaSalle, Inc.	3,750	341,775
M&T Bank Corp.	2,900	324,075
Northern Trust Corp.	11,000	636,900
SEI Investments Co.	12,600	358,218
Signature Bank (a)	3,650	303,023
T. Rowe Price Group, Inc.	4,575	334,661

		6,488,228

Health Care (12.8%)
C.R. Bard, Inc.	5,900	641,212
DENTSPLY International, Inc.	11,900	487,424
Edwards Lifesciences Corp. (a)	5,200	349,440
Haemonetics Corp. (a)	7,500	310,125
Laboratory Corp. of America Holdings (a)	4,300	430,430
MEDNAX, Inc. (a)	2,825	258,714
Mettler-Toledo International, Inc. (a)	2,825	568,390
ResMed, Inc.	5,500	248,215
Techne Corp.	3,750	259,050
Varian Medical Systems, Inc. (a)	7,300	492,385
Waters Corp. (a)	6,100	610,305

		4,655,690

Industrials (16.3%)
AMETEK, Inc.	12,350	522,405

COMMON STOCKS , Continued
Security Description	Shares	Fair Value ($)

Industrials, continued
C.H. Robinson Worldwide, Inc.	4,200	236,502
CLARCOR, Inc.	7,100	370,691
Donaldson Co., Inc.	21,500	766,689
Expeditors International of Washington, Inc.	7,850	298,379
Hubbell, Inc., Class B	5,400	534,600
IDEX Corp.	6,500	349,765
Lincoln Electric Holdings, Inc.	10,625	608,494
Nordson Corp.	5,600	388,136
Rockwell Collins, Inc.	5,300	336,073
W.W. Grainger, Inc.	3,300	832,193
Wabtec Corp.	13,000	694,590

		5,938,517

Information Technology (13.4%)
Check Point Software Technologies Ltd. (a)	11,200	556,416
Citrix Systems, Inc. (a)	9,150	552,020
F5 Networks, Inc. (a)	5,675	390,440
Factset Research Systems, Inc.	4,100	417,954
Fiserv, Inc. (a)	3,550	310,306
NetApp, Inc. (a)	17,000	642,259
Paychex, Inc.	9,650	352,418
Riverbed Technology, Inc. (a)	13,600	211,616
Syntel, Inc.	5,625	353,644
Teradata Corp. (a)	11,275	566,343
TIBCO Software, Inc. (a)	25,325	541,955

		4,895,371

Materials (4.8%)
AptarGroup, Inc.	12,650	698,407
International Flavors & Fragrances, Inc.	3,750	281,850
Sigma-Aldrich Corp.	9,750	783,510

		1,763,767

Utilities (3.7%)
AGL Resources, Inc.	7,250	310,735
Northeast Utilities	9,091	382,004
Questar Corp.	27,100	646,335

		1,339,074

TOTAL COMMON STOCKS (Cost $24,614,423)		36,016,633

INVESTMENT COMPANIES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	604,351	604,351

TOTAL INVESTMENT COMPANIES (Cost $604,351)		604,351

Total Investments (Cost $25,218,774)(c) — 100.5%		36,620,984
Liabilities in excess of other assets — (0.5)%		(182,106)

NET ASSETS — 100.0%		$36,438,878

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Midcap Fund	$25,219,839	$11,631,531	$(230,386)	$11,401,145

NV	Naamloze Vennootschap

See Notes to Schedules of Portfolio Investments

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.8%)
Autoliv, Inc.	825	63,847
Columbia Sportswear Co.	800	50,120
Dorman Products, Inc.	1,000	45,630
DSW, Inc., Class A	825	60,613
Hibbett Sports, Inc. (a)	750	41,625
iRobot Corp. (a)	1,550	61,643
Life Time Fitness, Inc. (a)	725	36,330
LKQ Corp. (a)	1,925	49,569
Select Comfort Corp. (a)	2,475	62,024
SodaStream International Ltd. (a)	900	65,384
The Men’s Wearhouse, Inc.	1,000	37,850
Vitamin Shoppe, Inc. (a)	850	38,114
Weight Watchers International, Inc.	900	41,400
Wolverine World Wide, Inc.	1,450	79,185

		733,334

Consumer Staples (3.5%)
Darling International, Inc. (a)	1,950	36,387
Hain Celestial Group, Inc. (a)	350	22,740
The Fresh Market, Inc. (a)	600	29,832
United Natural Foods, Inc. (a)	900	48,591
Whitewave Food Co. (a)	2,075	33,718

		171,268

Energy (5.2%)
CARBO Ceramics, Inc.	725	48,886
Core Laboratories NV	175	26,541
Denbury Resources, Inc. (a)	3,450	59,754
Forum Energy Technologies, Inc. (a)	1,975	60,099
Geospace Technologies Corp. (a)	575	39,721
RPC, Inc.	1,650	22,787

		257,788

Financials (23.0%)
Artisan Partners Asset Management, Inc. (a)	325	16,221
Bank of Hawaii Corp.	1,531	77,040
BioMed Realty Trust, Inc.	1,675	33,885
BOK Financial Corp.	425	27,221
City National Corp.	400	25,348
Cohen & Steers, Inc.	1,000	33,980
Commerce Bancshares, Inc.	1,165	50,747
Coresite Realty Corp.	800	25,448
Cullen/Frost Bankers, Inc.	550	36,723
DuPont Fabros Technology, Inc.	2,326	56,173
East West Bancorp, Inc.	3,425	94,187
Eaton Vance Corp.	1,500	56,385
Financial Engines, Inc.	600	27,354
Jones Lang LaSalle, Inc.	950	86,583
MarketAxess Holdings, Inc.	1,475	68,956
Ocwen Financial Corp. (a)	2,375	97,898
SEI Investments Co.	2,000	56,860
Signature Bank (a)	1,000	83,020
SVB Financial Group (a)	1,275	106,233
Texas Capital Bancshares, Inc. (a)	672	29,810
UMB Financial Corp.	725	40,361
Virtus Investment Partners, Inc. (a)	75	13,220

		1,143,653

Health Care (11.4%)
Bruker Corp. (a)	3,025	48,853
Covance, Inc. (a)	500	38,070
DENTSPLY International, Inc.	525	21,504
Haemonetics Corp. (a)	875	36,181

COMMON STOCKS, Continued
Security Description	Shares	Fair Value ($)

Health Care, continued
ICU Medical, Inc. (a)	750	54,044
MEDNAX, Inc. (a)	425	38,922
Meridian Bioscience, Inc.	1,050	22,575
Mettler-Toledo International, Inc. (a)	182	36,619
Myriad Genetics, Inc. (a)	1,625	43,664
Neogen Corp. (a)	452	25,113
Quality Systems, Inc.	2,350	43,969
ResMed, Inc.	975	44,002
Techne Corp.	341	23,556
Thoratec Corp. (a)	1,400	43,834
West Pharmaceutical Services, Inc.	600	42,156

		563,062

Industrials (16.1%)
Chart Industries, Inc. (a)	500	47,045
CLARCOR, Inc.	1,125	58,736
Donaldson Co., Inc.	2,050	73,103
ESCO Technologies, Inc.	550	17,809
Franklin Electric Co., Inc.	1,000	33,650
Genesee & Wyoming, Inc., Class A (a)	652	55,316
Hub Group, Inc., Class A (a)	975	35,510
Hubbell, Inc., Class B	493	48,807
IDEX Corp.	595	32,017
II-VI, Inc. (a)	1,150	18,699
Lincoln Electric Holdings, Inc.	850	48,679
Lindsay Manufacturing Co.	552	41,389
Middleby Corp. (a)	422	71,778
Nordson Corp.	640	44,358
Polypore International, Inc. (a)	950	38,285
Wabtec Corp.	1,550	82,816
Watts Water Technologies, Inc., Class A	1,149	52,096

		800,093

Information Technology (14.4%)
Blackbaud, Inc.	800	26,056
Coherent, Inc.	375	20,651
CommVault Systems, Inc. (a)	450	34,151
F5 Networks, Inc. (a)	350	24,080
Factset Research Systems, Inc.	375	38,228
Fortinet, Inc. (a)	1,375	24,063
InterDigital, Inc.	875	39,069
IPG Photonics Corp.	925	56,175
Liquidity Services, Inc. (a)	1,325	45,938
Mellanox Technologies Ltd. (a)	750	37,125
Plantronics, Inc.	1,225	53,801
Polycom, Inc. (a)	3,350	35,309
Power Integrations, Inc.	950	38,532
Riverbed Technology, Inc. (a)	2,525	39,289
Sapient Corp. (a)	4,150	54,199
Syntel, Inc.	600	37,722
TIBCO Software, Inc. (a)	2,400	51,360
WEX, Inc. (a)	750	57,525

		713,273

Materials (6.2%)
AptarGroup, Inc.	1,375	75,914
Calgon Carbon Corp. (a)	3,725	62,133
Commercial Metals Co.	2,575	38,033
International Flavors & Fragrances, Inc.	950	71,402
Minerals Technologies, Inc.	1,500	62,010

		309,492

Utilities (4.8%)
AGL Resources, Inc.	1,050	45,003
American States Water Co.	1,106	59,359

See Notes to Schedules of Portfolio Investments

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS , Continued
Security Description	Shares	Fair Value ($)

Utilities, continued
New Jersey Resources Corp.	750	31,148
Questar Corp.	4,300	102,555

		238,065

TOTAL COMMON STOCKS (Cost $4,181,482)		4,930,028

INVESTMENT COMPANIES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	58,481	58,481

TOTAL INVESTMENT COMPANIES (Cost $58,481)		58,481

Total Investments (Cost $4,239,963)(c) — 100.6%		4,988,509
Liabilities in excess of other assets — (0.6)%		(31,675)

NET ASSETS — 100.0%		$4,956,834

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

SMID Cap Fund	$4,238,047	$883,206	$(132,744)	$750,462

NV	Naamloze Vennootschap

See Notes to Schedules of Portfolio Investments

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (15.0%)
Columbia Sportswear Co.	90,300	5,657,295
Dorman Products, Inc.	130,000	5,931,900
DSW, Inc., Class A	75,300	5,532,291
Gentherm, Inc. (a)	236,875	4,398,769
Hibbett Sports, Inc. (a)	97,225	5,395,988
iRobot Corp. (a)	147,175	5,853,150
Life Time Fitness, Inc. (a)	88,300	4,424,713
Select Comfort Corp. (a)	263,525	6,603,937
SodaStream International Ltd. (a)	94,475	6,863,608
The Men’s Wearhouse, Inc.	164,075	6,210,239
Vitamin Shoppe, Inc. (a)	117,100	5,250,764
Weight Watchers International, Inc.	85,325	3,924,950
Wolverine World Wide, Inc.	173,000	9,447,529

		75,495,133

Consumer Staples (4.3%)
Darling International, Inc. (a)	260,900	4,868,394
Hain Celestial Group, Inc. (a)	34,750	2,257,708
The Fresh Market, Inc. (a)	58,975	2,932,237
United Natural Foods, Inc. (a)	147,850	7,982,421
Whitewave Food Co. (a)	211,800	3,441,750

		21,482,510

Energy (4.9%)
CARBO Ceramics, Inc.	95,475	6,437,879
Forum Energy Technologies, Inc. (a)	171,000	5,203,530
Geospace Technologies Corp. (a)	101,364	7,002,225
Natural Gas Services Group, Inc. (a)	101,725	2,389,520
RPC, Inc.	278,775	3,849,883

		24,883,037

Financials (21.1%)
Artisan Partners Asset Management, Inc. (a)	35,575	1,775,548
Bank of Hawaii Corp.	195,000	9,812,399
BBCN Bancorp, Inc.	179,150	2,547,513
City National Corp.	67,625	4,285,396
Cohen & Steers, Inc.	177,000	6,014,460
Coresite Realty Corp.	173,025	5,503,925
Corporate Office Properties Trust	91,250	2,326,875
Dime Community Bancshares, Inc.	174,675	2,676,021
DuPont Fabros Technology, Inc.	293,350	7,084,403
East West Bancorp, Inc.	94,500	2,598,750
Financial Engines, Inc.	90,225	4,113,358
First Financial Bankshares, Inc.	86,325	4,804,850
Independent Bank Corp.	116,075	4,004,588
MarketAxess Holdings, Inc.	212,000	9,911,000
Signature Bank (a)	32,500	2,698,150
SVB Financial Group (a)	132,000	10,998,239
Texas Capital Bancshares, Inc. (a)	204,375	9,066,075
UMB Financial Corp.	145,000	8,072,150
Umpqua Holdings Corp.	376,250	5,647,513
Virtus Investment Partners, Inc. (a)	11,825	2,084,393

		106,025,606

Health Care (13.6%)
Bruker Corp. (a)	461,425	7,452,014
Cantel Medical Corp.	149,000	5,046,630
Computer Programs & Systems, Inc.	79,375	3,900,487
Haemonetics Corp. (a)	119,550	4,943,393
ICU Medical, Inc. (a)	103,000	7,422,180
IPC The Hospitalist Co. (a)	48,000	2,465,280
Landauer, Inc.	15,812	763,878
Meridian Bioscience, Inc.	214,000	4,601,000

COMMON STOCKS , Continued
Security Description	Shares	Fair Value ($)

Health Care, continued
Myriad Genetics, Inc. (a)	195,900	5,263,833
Neogen Corp. (a)	49,600	2,755,776
Quality Systems, Inc.	245,000	4,583,950
Techne Corp.	71,000	4,904,680
Thoratec Corp. (a)	173,625	5,436,199
West Pharmaceutical Services, Inc.	128,500	9,028,409

		68,567,709

Industrials (15.0%)
American Science & Engineering, Inc.	60,500	3,388,000
Apogee Enterprises, Inc.	147,400	3,537,600
Chart Industries, Inc. (a)	62,025	5,835,932
CLARCOR, Inc.	148,175	7,736,217
ESCO Technologies, Inc.	119,050	3,854,839
Franklin Electric Co., Inc.	184,550	6,210,107
Herman Miller, Inc.	85,325	2,309,748
Hub Group, Inc., Class A (a)	163,075	5,939,192
II-VI, Inc. (a)	288,375	4,688,978
Lindsay Manufacturing Co.	70,000	5,248,600
Middleby Corp. (a)	53,000	9,014,769
Polypore International, Inc. (a)	94,700	3,816,410
Simpson Manufacturing Co., Inc.	110,125	3,239,878
Team, Inc. (a)	134,925	5,106,911
Watts Water Technologies, Inc., Class A	130,000	5,894,200

		75,821,381

Information Technology (17.5%)
Blackbaud, Inc.	144,200	4,696,594
Coherent, Inc.	85,525	4,709,862
Fortinet, Inc. (a)	211,500	3,701,250
InterDigital, Inc.	101,425	4,528,626
IPG Photonics Corp.	124,300	7,548,739
Liquidity Services, Inc. (a)	170,200	5,900,834
Mellanox Technologies Ltd. (a)	111,875	5,537,813
NIC, Inc.	233,175	3,854,383
Plantronics, Inc.	190,700	8,375,543
Polycom, Inc. (a)	551,900	5,817,026
Power Integrations, Inc.	185,000	7,503,600
Riverbed Technology, Inc. (a)	317,000	4,932,520
Sapient Corp. (a)	560,000	7,313,600
Syntel, Inc.	78,050	4,907,004
WEX, Inc. (a)	116,000	8,897,200

		88,224,594

Materials (4.3%)
Calgon Carbon Corp. (a)	263,525	4,395,597
Commercial Metals Co.	328,150	4,846,776
Minerals Technologies, Inc.	148,375	6,133,822
Quaker Chemical Corp.	98,100	6,083,181

		21,459,376

Utilities (3.0%)
American States Water Co.	68,625	3,683,104
New Jersey Resources Corp.	162,000	6,727,860
South Jersey Industries, Inc.	82,000	4,707,620

		15,118,584

TOTAL COMMON STOCKS (Cost $410,370,741)		497,077,930

See Notes to Schedules of Portfolio Investments

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

INVESTMENT COMPANIES (0.8%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	4,259,482	4,259,482

TOTAL INVESTMENT COMPANIES (Cost $4,259,482)		4,259,482

Total Investments (Cost $414,630,223)(c) — 99.5%		501,337,412
Other assets in excess of liabilities — 0.5%		2,292,286

NET ASSETS — 100.0%		$503,629,698

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Small Cap Fund	$414,527,975	$96,701,624	$(9,892,187)	$86,809,437

See Notes to Schedules of Portfolio Investments

Walden Asset Management Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (76.3%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (8.8%)
Advance Auto Parts, Inc.	6,000	487,020
Autoliv, Inc.	7,000	541,730
McDonald’s Corp.	9,000	891,000
NIKE, Inc., Class B	18,000	1,146,240
Omnicom Group, Inc.	13,000	817,310
Ross Stores, Inc.	12,000	777,720
The Home Depot, Inc.	2,000	154,940
Time Warner Cable, Inc.	10,000	1,124,800

		5,940,760

Consumer Staples (9.8%)
Colgate-Palmolive Co.	15,700	899,453
Costco Wholesale Corp.	9,200	1,017,244
McCormick & Co., Inc.	3,000	211,080
Nestle SA, Sponsored ADR	13,000	855,140
PepsiCo, Inc.	12,600	1,030,554
Procter & Gamble Co.	14,000	1,077,860
Reckitt Benckiser Group PLC, Sponsored ADR	49,000	698,985
SYSCO Corp.	24,000	819,840

		6,610,156

Energy (7.3%)
Apache Corp.	9,500	796,385
BG Group PLC, Sponsored ADR	41,000	695,360
ConocoPhillips	18,500	1,119,250
Core Laboratories NV	5,300	803,798
Denbury Resources, Inc. (a)	25,000	433,000
Devon Energy Corp.	14,500	752,260
Phillips 66	5,000	294,550

		4,894,603

Financials (11.9%)
American Express Co.	8,800	657,888
BB&T Corp.	20,500	694,540
Chubb Corp.	10,200	863,430
Cincinnati Financial Corp.	22,000	1,009,800
Comerica, Inc.	17,000	677,110
Commerce Bancshares, Inc.	15,000	653,400
JPMorgan Chase & Co.	16,000	844,640
PNC Financial Services Group, Inc.	10,500	765,660
State Street Corp.	10,000	652,100
T. Rowe Price Group, Inc.	15,500	1,133,825

		7,952,393

Health Care (10.0%)
Becton, Dickinson & Co.	9,000	889,470
C.R. Bard, Inc.	7,500	815,100
DENTSPLY International, Inc.	19,000	778,240
Johnson & Johnson, Inc.	11,000	944,460
Medtronic, Inc.	13,500	694,845
Mettler-Toledo International, Inc. (a)	3,100	623,720
Roche Holding AG, Sponsored ADR	12,000	742,380
Stryker Corp.	9,500	614,460
Waters Corp. (a)	6,500	650,325

		6,753,000

Industrials (11.7%)
3M Co.	8,500	929,475
Deere & Co.	9,500	771,875
Donaldson Co., Inc.	24,000	855,840
Emerson Electric Co.	19,000	1,036,260
Expeditors International of Washington, Inc.	10,500	399,105

COMMON STOCKS , Continued
	Shares or
	Principal	Fair
Security Description	Amount($)	Value ($)

Industrials, continued
Illinois Tool Works, Inc.	17,000	1,175,890
Lincoln Electric Holdings, Inc.	11,500	658,605
United Parcel Service, Inc., Class B	10,000	864,800
W.W. Grainger, Inc.	4,650	1,172,637

		7,864,487

Information Technology (13.6%)
Accenture PLC, Class A	10,500	755,580
Apple, Inc.	2,400	950,592
Automatic Data Processing, Inc.	13,000	895,180
Cisco Systems, Inc.	33,000	802,230
EMC Corp.	30,000	708,600
Google, Inc., Class A (a)	900	792,333
Intel Corp.	20,000	484,400
International Business Machines Corp.	4,500	859,995
Microsoft Corp.	31,000	1,070,429
NetApp, Inc. (a)	11,000	415,580
Oracle Corp.	25,000	768,000
QUALCOMM, Inc.	9,500	580,260

		9,083,179

Materials (3.2%)
AptarGroup, Inc.	12,000	662,520
Praxair, Inc.	6,700	771,572
Sigma-Aldrich Corp.	9,000	723,240

		2,157,332

TOTAL COMMON STOCKS (Cost $36,412,552)		51,255,910

CORPORATE BONDS (3.4%)
Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	163,509

Financials (2.6%)
American Express Co., 2.65%, 12/2/22	287,000	265,536
American Express Co., 7.00%, 3/19/18	250,000	301,079
Calvert Social Investment Fund, Series NOTZ, 0.75%, 8/31/14, MTN (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	236,187
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	259,836
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	346,746
North American Development Bank, 4.38%, 2/1/20	100,000	109,068
Wachovia Corp., 5.75%, 6/15/17	100,000	113,612

		1,707,064

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	75,542

Information Technology (0.3%)
Oracle Corp., 5.75%, 4/15/18	200,000	232,974

Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	114,493

TOTAL CORPORATE BONDS (Cost $2,125,259)		2,293,582

See Notes to Schedules of Portfolio Investments

MUNICIPAL BONDS (1.1%)
	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

Illinois (0.3%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 8/5/13 @ 100	200,000	200,436

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	160,460

Oregon (0.2%):
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	104,920

Wisconsin (0.4%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	261,695

TOTAL MUNICIPAL BONDS (Cost $702,833)		727,511

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.7%)
Federal Farm Credit Bank
5.38%, 11/10/20	250,000	296,820

Federal Home Loan Bank
0.88%, 12/12/14	1,500,000	1,513,141
1.38%, 5/28/14	1,000,000	1,010,703
2.50%, 3/11/22	200,000	196,866
3.13%, 12/13/13	1,000,000	1,013,513
3.63%, 10/18/13	500,000	505,183
5.25%, 12/11/20	200,000	238,252
5.25%, 8/15/22	1,000,000	1,176,746
5.50%, 7/15/36	700,000	863,672

		6,518,076

Federal Home Loan Mortgage Corporation
2.38%, 1/13/22	500,000	486,819

Federal National Mortgage Association
0.88%, 8/28/14	1,000,000	1,007,322
1.13%, 6/27/14	500,000	504,644

		1,511,966

Government National Mortgage Association
4.00%, 9/15/40	154,630	163,463
4.00%, 9/15/41	501,287	526,531
6.50%, 5/15/32	33,926	38,207

		728,201

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	250,000	266,542
1.25%, 7/15/20	1,250,000	1,449,575

		1,716,117

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,057,382)		11,257,999

INVESTMENT COMPANIES (2.4%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	1,625,182	1,625,182

TOTAL INVESTMENT COMPANIES (Cost $1,625,182)		1,625,182

Total Investments (Cost $51,923,208)(d) — 99.9%		67,160,184
Other assets in excess of liabilities — 0.1%		83,036

NET ASSETS — 100.0%		$67,243,220

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Rate disclosed is the seven day yield as of June 30, 2013.
(d)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Asset Management Fund	$51,952,921	$15,827,683	$(620,420)	$15,207,263

ADR	American Depository Receipt
AG	Aktiengesellschaft (German holding company)
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation.
NV	Naamloze Vennootschap
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Walden Equity Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (98.9%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.3%)
Advance Auto Parts, Inc.	16,500	1,339,305
Autoliv, Inc.	20,500	1,586,495
McDonald’s Corp.	24,000	2,376,000
NIKE, Inc., Class B	43,000	2,738,240
Omnicom Group, Inc.	32,000	2,011,840
Ross Stores, Inc.	31,000	2,009,110
The TJX Cos., Inc.	3,000	150,180
Time Warner Cable, Inc.	26,000	2,924,480

		15,135,650

Consumer Staples (12.5%)
Colgate-Palmolive Co.	46,000	2,635,340
Costco Wholesale Corp.	21,000	2,321,970
Nestle SA, Sponsored ADR	37,000	2,433,860
PepsiCo, Inc.	35,000	2,862,650
Procter & Gamble Co.	36,000	2,771,640
Reckitt Benckiser Group PLC, Sponsored ADR	130,000	1,854,450
SYSCO Corp.	55,000	1,878,800

		16,758,710

Energy (9.1%)
Apache Corp.	26,000	2,179,580
BG Group PLC, Sponsored ADR	100,000	1,696,000
ConocoPhillips	51,000	3,085,500
Core Laboratories NV	13,800	2,092,908
Denbury Resources, Inc. (a)	58,000	1,004,560
Devon Energy Corp.	41,000	2,127,080

		12,185,628

Financials (15.6%)
American Express Co.	25,000	1,869,000
BB&T Corp.	52,000	1,761,760
Chubb Corp.	29,000	2,454,850
Cincinnati Financial Corp.	55,000	2,524,500
Comerica, Inc.	46,000	1,832,180
Commerce Bancshares, Inc.	28,000	1,219,680
JPMorgan Chase & Co.	43,000	2,269,970
PNC Financial Services Group, Inc.	29,000	2,114,680
State Street Corp.	24,000	1,565,040
T. Rowe Price Group, Inc.	44,000	3,218,600

		20,830,260

Health Care (13.2%)
Becton, Dickinson & Co.	25,000	2,470,750
C.R. Bard, Inc.	20,000	2,173,600
DENTSPLY International, Inc.	46,000	1,884,160
Johnson & Johnson, Inc.	25,000	2,146,500
Medtronic, Inc.	33,000	1,698,510
Mettler-Toledo International, Inc. (a)	9,000	1,810,800
Roche Holding AG, Sponsored ADR	30,000	1,855,950
Saint Jude Medical, Inc.	10,000	456,300
Stryker Corp.	23,000	1,487,640
Waters Corp. (a)	16,000	1,600,800

		17,585,010

Industrials (15.7%)
3M Co.	22,000	2,405,700
Deere & Co.	25,000	2,031,250
Donaldson Co., Inc.	63,000	2,246,580
Emerson Electric Co.	50,000	2,727,000
Expeditors International of Washington, Inc.	23,000	874,230
Hubbell, Inc., Class B	10,000	990,000

COMMON STOCKS, Continued
Security Description	Shares	Fair Value ($)

Industrials, continued
Illinois Tool Works, Inc.	42,000	2,905,140
Lincoln Electric Holdings, Inc.	28,000	1,603,560
United Parcel Service, Inc., Class B	25,000	2,162,000
W.W. Grainger, Inc.	12,000	3,026,160

		20,971,620

Information Technology (17.1%)
Accenture PLC, Class A	28,500	2,050,860
Apple, Inc.	6,700	2,653,736
Automatic Data Processing, Inc.	34,000	2,341,240
Cisco Systems, Inc.	94,500	2,297,295
EMC Corp.	85,000	2,007,700
Google, Inc., Class A (a)	2,600	2,288,962
Intel Corp.	25,000	605,500
International Business Machines Corp.	11,000	2,102,210
Microsoft Corp.	85,000	2,935,050
Oracle Corp.	70,000	2,150,400
QUALCOMM, Inc.	25,000	1,527,000

		22,959,953

Materials (4.4%)
AptarGroup, Inc.	30,000	1,656,300
Praxair, Inc.	19,000	2,188,040
Sigma-Aldrich Corp.	25,000	2,009,000

		5,853,340

TOTAL COMMON STOCKS (Cost $93,266,749)		132,280,171

INVESTMENT COMPANIES (1.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,696,955	1,696,955

TOTAL INVESTMENT COMPANIES (Cost $1,696,955)		1,696,955

Total Investments (Cost $94,963,704)(c) — 100.2%		133,977,126
Liabilities in excess of other assets — (0.2)%		(287,560)

NET ASSETS — 100.0%		$133,689,566

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Equity Fund	$94,973,539	$40,103,595	$(1,100,008)	$39,003,587

ADR	American Depository Receipt
AG	Aktiengesellschaft (German holding company)
NV	Naamloze Vennootschap
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments

Walden Midcap Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (98.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.7%)
Advance Auto Parts, Inc.	4,425	359,177
Autoliv, Inc.	5,625	435,319
Family Dollar Stores, Inc.	7,325	456,421
Hasbro, Inc.	9,700	434,851
LKQ Corp. (a)	10,775	277,456
Omnicom Group, Inc.	8,225	517,106
O’Reilly Automotive, Inc. (a)	4,750	534,945
Ross Stores, Inc.	8,575	555,746
Tractor Supply Co.	2,100	246,981

		3,818,002

Consumer Staples (7.0%)
Campbell Soup Co.	8,850	396,392
Church & Dwight Co., Inc.	9,075	560,018
McCormick & Co., Inc.	6,000	422,160
The Clorox Co.	5,450	453,113

		1,831,683

Energy (8.3%)
Cabot Oil & Gas Corp.	3,975	282,305
Core Laboratories NV	4,200	636,972
Denbury Resources, Inc. (a)	23,200	401,824
Energen Corp.	4,900	256,074
FMC Technologies, Inc. (a)	6,575	366,096
Oceaneering International, Inc.	3,100	223,820

		2,167,091

Financials (17.5%)
Bank of Hawaii Corp.	6,125	308,209
BioMed Realty Trust, Inc.	9,400	190,162
BOK Financial Corp.	3,350	214,568
Cincinnati Financial Corp.	10,050	461,294
Comerica, Inc.	7,450	296,733
Commerce Bancshares, Inc.	6,479	282,225
Cullen/Frost Bankers, Inc.	4,475	298,796
Digital Realty Trust, Inc.	3,450	210,450
East West Bancorp, Inc.	7,750	213,125
Eaton Vance Corp.	7,225	271,588
IntercontinentalExchange, Inc. (a)	1,475	262,196
Jones Lang LaSalle, Inc.	2,600	236,964
Northern Trust Corp.	8,725	505,177
SEI Investments Co.	11,325	321,970
Signature Bank (a)	2,800	232,456
T. Rowe Price Group, Inc.	3,250	237,738

		4,543,651

Health Care (12.8%)
C.R. Bard, Inc.	4,650	505,361
DENTSPLY International, Inc.	8,525	349,184
Edwards Lifesciences Corp. (a)	3,700	248,640
Haemonetics Corp. (a)	5,350	221,223
Laboratory Corp. of America Holdings (a)	3,025	302,803
MEDNAX, Inc. (a)	2,200	201,476
Mettler-Toledo International, Inc. (a)	2,025	407,430
ResMed, Inc.	3,800	171,494
Techne Corp.	2,600	179,608
Varian Medical Systems, Inc. (a)	5,250	354,113
Waters Corp. (a)	4,025	402,701

		3,344,033

Industrials (16.5%)
AMETEK, Inc.	8,875	375,413
CLARCOR, Inc.	5,250	274,103
Donaldson Co., Inc.	15,100	538,465

COMMON STOCKS, Continued
Security Description	Shares	Fair Value ($)

Industrials, continued
Dover Corp.	3,075	238,805
Expeditors International of Washington, Inc.	6,450	245,165
Graco, Inc.	3,275	207,013
Hubbell, Inc., Class B	3,800	376,200
IDEX Corp.	5,050	271,741
Lincoln Electric Holdings, Inc.	7,400	423,798
Nordson Corp.	3,900	270,309
W.W. Grainger, Inc.	2,300	580,013
Wabtec Corp.	9,100	486,212

		4,287,237

Information Technology (13.3%)
Check Point Software Technologies Ltd. (a)	8,300	412,344
Citrix Systems, Inc. (a)	6,175	372,538
F5 Networks, Inc. (a)	4,025	276,920
Factset Research Systems, Inc.	2,475	252,302
Fiserv, Inc. (a)	2,725	238,192
NetApp, Inc. (a)	11,900	449,581
Paychex, Inc.	7,200	262,944
Riverbed Technology, Inc. (a)	10,100	157,156
Syntel, Inc.	4,000	251,480
Teradata Corp. (a)	8,050	404,352
TIBCO Software, Inc. (a)	18,025	385,735

		3,463,544

Materials (4.6%)
AptarGroup, Inc.	8,600	474,806
International Flavors & Fragrances, Inc.	2,825	212,327
Sigma-Aldrich Corp.	6,300	506,268

		1,193,401

Utilities (3.8%)
AGL Resources, Inc.	5,200	222,872
Northeast Utilities	6,933	291,325
Questar Corp.	19,800	472,230

		986,427

TOTAL COMMON STOCKS (Cost $21,430,686)		25,635,069

INVESTMENT COMPANIES (2.0%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	532,009	532,009

TOTAL INVESTMENT COMPANIES (Cost $532,009)		532,009

Total Investments (Cost $21,962,695)(c) — 100.5%		26,167,078
Liabilities in excess of other assets — (0.5)%		(134,802)

NET ASSETS — 100.0%		$26,032,276

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Midcap Fund	$21,963,465	$4,464,760	$(261,147)	$4,203,613

NV	Naamloze Vennootschap

See Notes to Schedules of Portfolio Investments

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (96.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.2%)
Autoliv, Inc.	4,000	309,560
Columbia Sportswear Co.	3,825	239,636
Dorman Products, Inc.	4,750	216,743
DSW, Inc., Class A	3,950	290,206
Hibbett Sports, Inc. (a)	3,800	210,900
Life Time Fitness, Inc. (a)	4,225	211,715
LKQ Corp. (a)	8,200	211,150
Select Comfort Corp. (a)	11,800	295,708
SodaStream International Ltd. (a)	3,700	268,805
The Men’s Wearhouse, Inc.	5,400	204,390
Vitamin Shoppe, Inc. (a)	4,750	212,990
Weight Watchers International, Inc.	5,150	236,900
Wolverine World Wide, Inc.	5,150	281,242

		3,189,945

Consumer Staples (3.5%)
Darling International, Inc. (a)	8,700	162,342
Hain Celestial Group, Inc. (a)	1,200	77,964
The Fresh Market, Inc. (a)	3,100	154,132
United Natural Foods, Inc. (a)	4,700	253,753
Whitewave Food Co. (a)	9,150	148,688

		796,879

Energy (5.0%)
CARBO Ceramics, Inc.	2,950	198,919
Core Laboratories NV	800	121,328
Denbury Resources, Inc. (a)	13,600	235,552
Forum Energy Technologies, Inc. (a)	8,700	264,741
Geospace Technologies Corp. (a)	2,750	189,970
RPC, Inc.	7,700	106,337

		1,116,847

Financials (22.7%)
Artisan Partners Asset Management, Inc. (a)	1,500	74,865
Bank of Hawaii Corp.	7,075	356,014
BioMed Realty Trust, Inc.	7,400	149,702
BOK Financial Corp.	2,400	153,720
City National Corp.	1,800	114,066
Cohen & Steers, Inc.	4,300	146,114
Commerce Bancshares, Inc.	5,200	226,512
Coresite Realty Corp.	4,400	139,964
Cullen/Frost Bankers, Inc.	2,500	166,925
DuPont Fabros Technology, Inc.	10,600	255,990
East West Bancorp, Inc.	14,600	401,500
Eaton Vance Corp.	6,900	259,371
Financial Engines, Inc.	2,600	118,534
Jones Lang LaSalle, Inc.	4,300	391,902
MarketAxess Holdings, Inc.	5,700	266,475
Ocwen Financial Corp. (a)	10,100	416,322
SEI Investments Co.	8,900	253,027
Signature Bank (a)	4,350	361,137
SVB Financial Group (a)	5,600	466,591
Texas Capital Bancshares, Inc. (a)	3,700	164,132
UMB Financial Corp.	3,100	172,577
Virtus Investment Partners, Inc. (a)	365	64,339

		5,119,779

Health Care (11.0%)
Bruker Corp. (a)	16,700	269,705
DENTSPLY International, Inc.	2,850	116,736
Haemonetics Corp. (a)	4,000	165,400
ICU Medical, Inc. (a)	3,300	237,798
MEDNAX, Inc. (a)	1,850	169,423

COMMON STOCKS, Continued
Security Description	Shares	Fair Value ($)

Health Care, continued
Meridian Bioscience, Inc.	8,500	182,750
Mettler-Toledo International, Inc. (a)	675	135,810
Myriad Genetics, Inc. (a)	7,500	201,525
Neogen Corp. (a)	2,100	116,676
Quality Systems, Inc.	10,300	192,713
ResMed, Inc.	4,300	194,059
Techne Corp.	1,450	100,166
Thoratec Corp. (a)	5,600	175,336
West Pharmaceutical Services, Inc.	3,000	210,780

		2,468,877

Industrials (15.7%)
Chart Industries, Inc. (a)	2,300	216,407
CLARCOR, Inc.	5,000	261,050
Donaldson Co., Inc.	9,100	324,506
ESCO Technologies, Inc.	2,450	79,331
Franklin Electric Co., Inc.	5,200	174,980
Genesee & Wyoming, Inc., Class A (a)	3,100	263,004
Hub Group, Inc., Class A (a)	4,650	169,353
Hubbell, Inc., Class B	2,300	227,700
IDEX Corp.	2,600	139,906
Lincoln Electric Holdings, Inc.	4,000	229,080
Lindsay Manufacturing Co.	2,550	191,199
Middleby Corp. (a)	1,700	289,153
Nordson Corp.	3,500	242,585
Polypore International, Inc. (a)	4,175	168,253
Wabtec Corp.	6,700	357,980
Watts Water Technologies, Inc., Class A	4,600	208,564

		3,543,051

Information Technology (14.4%)
Blackbaud, Inc.	3,700	120,509
Coherent, Inc.	2,400	132,168
CommVault Systems, Inc. (a)	2,050	155,575
F5 Networks, Inc. (a)	1,575	108,360
Factset Research Systems, Inc.	2,200	224,268
Fortinet, Inc. (a)	6,200	108,500
InterDigital, Inc.	4,100	183,065
IPG Photonics Corp.	4,100	248,993
Liquidity Services, Inc. (a)	6,000	208,020
Mellanox Technologies Ltd. (a)	3,300	163,350
Plantronics, Inc.	5,200	228,383
Polycom, Inc. (a)	15,400	162,316
Power Integrations, Inc.	4,500	182,520
Riverbed Technology, Inc. (a)	9,400	146,264
Sapient Corp. (a)	17,100	223,326
Syntel, Inc.	2,600	163,462
TIBCO Software, Inc. (a)	10,600	226,840
WEX, Inc. (a)	3,200	245,440

		3,231,359

Materials (5.8%)
AptarGroup, Inc.	5,700	314,697
Calgon Carbon Corp. (a)	14,300	238,524
Commercial Metals Co.	11,400	168,378
International Flavors & Fragrances, Inc.	4,300	323,188
Minerals Technologies, Inc.	6,200	256,308

		1,301,095

Utilities (4.4%)
AGL Resources, Inc.	4,300	184,298
American States Water Co.	4,400	236,148
New Jersey Resources Corp.	4,000	166,120

See Notes to Schedules of Portfolio Investments

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS, Continued
Security Description	Shares	Fair Value ($)

Utilities, continued
Questar Corp.	16,600	395,910

		982,476

TOTAL COMMON STOCKS (Cost $19,998,642)		21,750,308

INVESTMENT COMPANIES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	261,550	261,550

TOTAL INVESTMENT COMPANIES (Cost $261,550)		261,550

Total Investments (Cost $20,260,192)(c) — 97.9%		22,011,858
Other assets in excess of liabilities — 2.1%		479,531

NET ASSETS — 100.0%		$22,491,389

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden SMID Cap Innovations Fund	$20,264,243	$2,065,926	$(318,311)	$1,747,615

NV	Naamloze Vennootschap

See Notes to Schedules of Portfolio Investments

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

COMMON STOCKS (98.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.2%)
Columbia Sportswear Co.	21,200	1,328,180
Dorman Products, Inc.	24,875	1,135,046
DSW, Inc., Class A	14,400	1,057,968
Gentex Corp.	300	6,915
Gentherm, Inc. (a)	46,300	859,791
Hibbett Sports, Inc. (a)	18,850	1,046,175
Life Time Fitness, Inc. (a)	17,325	868,156
Select Comfort Corp. (a)	51,275	1,284,952
SodaStream International Ltd. (a)	18,325	1,331,311
The Men’s Wearhouse, Inc.	32,225	1,219,716
Vitamin Shoppe, Inc. (a)	26,700	1,197,228
Weight Watchers International, Inc.	16,625	764,750
Wolverine World Wide, Inc.	33,250	1,815,783

		13,915,971

Consumer Staples (4.3%)
Darling International, Inc. (a)	50,900	949,794
Hain Celestial Group, Inc. (a)	6,650	432,051
The Fresh Market, Inc. (a)	11,500	571,780
United Natural Foods, Inc. (a)	28,600	1,544,114
Whitewave Food Co. (a)	41,000	666,250

		4,163,989

Energy (5.1%)
CARBO Ceramics, Inc.	18,950	1,277,799
Forum Energy Technologies, Inc. (a)	33,000	1,004,190
Geospace Technologies Corp. (a)	19,875	1,372,964
Natural Gas Services Group, Inc. (a)	22,050	517,955
RPC, Inc.	56,300	777,503

		4,950,411

Financials (21.2%)
Artisan Partners Asset Management, Inc. (a)	7,125	355,609
Bank of Hawaii Corp.	38,175	1,920,966
BBCN Bancorp, Inc.	34,825	495,212
City National Corp.	12,900	817,472
Cohen & Steers, Inc.	35,100	1,192,698
Coresite Realty Corp.	33,550	1,067,225
Corporate Office Properties Trust	17,425	444,338
Dime Community Bancshares, Inc.	33,300	510,156
DuPont Fabros Technology, Inc.	58,825	1,420,624
East West Bancorp, Inc.	18,000	495,000
Financial Engines, Inc.	17,575	801,244
First Financial Bankshares, Inc.	16,225	903,084
Independent Bank Corp.	21,950	757,275
MarketAxess Holdings, Inc.	41,800	1,954,150
Signature Bank (a)	6,300	523,026
SVB Financial Group (a)	25,500	2,124,659
Texas Capital Bancshares, Inc. (a)	39,600	1,756,656
UMB Financial Corp.	29,225	1,626,956
Umpqua Holdings Corp.	72,325	1,085,598
Virtus Investment Partners, Inc. (a)	2,300	405,421

		20,657,369

Health Care (13.7%)
Bruker Corp. (a)	89,800	1,450,270
Cantel Medical Corp.	29,425	996,625
Computer Programs & Systems, Inc.	15,625	767,812
Haemonetics Corp. (a)	22,875	945,881
ICU Medical, Inc. (a)	20,150	1,452,009
IPC The Hospitalist Co. (a)	9,500	487,920
Landauer, Inc.	4,125	199,279
Meridian Bioscience, Inc.	41,300	887,950

COMMON STOCKS, Continued
Security Description	Shares	Fair Value ($)

Health Care, continued
Myriad Genetics, Inc. (a)	38,675	1,039,197
Neogen Corp. (a)	9,575	531,987
Quality Systems, Inc.	47,550	889,661
Techne Corp.	14,100	974,028
Thoratec Corp. (a)	33,750	1,056,713
West Pharmaceutical Services, Inc.	24,900	1,749,474

		13,428,806

Industrials (14.6%)
American Science & Engineering, Inc.	14,100	789,599
Apogee Enterprises, Inc.	28,625	687,000
Chart Industries, Inc. (a)	11,775	1,107,910
CLARCOR, Inc.	30,675	1,601,541
ESCO Technologies, Inc.	23,175	750,407
Franklin Electric Co., Inc.	35,550	1,196,258
Herman Miller, Inc.	16,925	458,160
Hub Group, Inc., Class A (a)	32,225	1,173,635
Lindsay Manufacturing Co.	13,900	1,042,222
Middleby Corp. (a)	10,525	1,790,196
Polypore International, Inc. (a)	18,275	736,483
Simpson Manufacturing Co., Inc.	21,550	634,001
Team, Inc. (a)	26,550	1,004,917
Watts Water Technologies, Inc., Class A	30,225	1,370,402

		14,342,731

Information Technology (17.7%)
Blackbaud, Inc.	28,400	924,988
Coherent, Inc.	16,500	908,655
Fortinet, Inc. (a)	41,300	722,750
InterDigital, Inc.	19,650	877,373
IPG Photonics Corp.	24,200	1,469,665
Liquidity Services, Inc. (a)	33,150	1,149,311
Mellanox Technologies Ltd. (a)	21,575	1,067,963
NIC, Inc.	44,725	739,304
Plantronics, Inc.	37,150	1,631,627
Polycom, Inc. (a)	109,100	1,149,914
Power Integrations, Inc.	37,675	1,528,098
Riverbed Technology, Inc. (a)	61,900	963,164
Sapient Corp. (a)	111,825	1,460,435
Syntel, Inc.	15,200	955,624
WEX, Inc. (a)	23,500	1,802,449

		17,351,320

Materials (4.3%)
Calgon Carbon Corp. (a)	52,175	870,279
Commercial Metals Co.	64,975	959,681
Minerals Technologies, Inc.	28,925	1,195,760
Quaker Chemical Corp.	19,125	1,185,941

		4,211,661

Utilities (3.1%)
American States Water Co.	14,000	751,380
New Jersey Resources Corp.	32,750	1,360,108
South Jersey Industries, Inc.	16,325	937,218

		3,048,706

TOTAL COMMON STOCKS (Cost $78,951,244)		96,070,964

See Notes to Schedules of Portfolio Investments

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	June 30, 2013 (Unaudited)

INVESTMENT COMPANIES (1.5%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,503,204	1,503,204

TOTAL INVESTMENT COMPANIES (Cost $1,503,204)		1,503,204

Total Investments (Cost $80,454,448)(c) — 99.7%		97,574,168
Other assets in excess of liabilities — 0.3%		338,651

NET ASSETS — 100.0%		$97,912,819

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of June 30, 2013.
(c)	At June 30, 2013 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Small Cap Innovations Fund	$80,424,830	$19,130,777	$(1,981,439)	$17,149,338

See Notes to Schedules of Portfolio Investments

Security Valuation:
The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks[1]	$228,906,450	$—	$228,906,450
Corporate Bonds[1]	—	11,413,846	11,413,846
Municipal Bonds[2]	—	6,795,250	6,795,250
U.S. Government & U.S. Government Agency Obligations	—	34,483,582	34,483,582
Investment Companies	10,562,295	—	10,562,295

Total	239,468,745	52,692,678	292,161,423

Equity Fund
Common Stocks[1]	82,646,127	—	82,646,127
Investment Companies	771,106	—	771,106

Total	83,417,233	—	83,417,233

Midcap Fund
Common Stocks[1]	36,016,633	—	36,016,633
Investment Companies	604,351	—	604,351

Total	36,620,984	—	36,620,984

SMID Cap Fund
Common Stocks[1]	4,930,028	—	4,930,028
Investment Companies	58,481	—	58,481

Total	4,988,509	—	4,988,509

Small Cap Fund
Common Stocks[1]	497,077,930	—	497,077,930
Investment Companies	4,259,482	—	4,259,482

Total	501,337,412	—	501,337,412

Walden Asset Management Fund
Common Stocks[1]	51,255,910	—	51,255,910
Corporate Bonds[1]	—	2,293,582	2,293,582
Municipal Bonds[2]	—	727,511	727,511
U.S. Government & U.S. Government Agency Obligations	—	11,257,999	11,257,999
Investment Companies	1,625,182	—	1,625,182

Total	52,881,092	14,279,092	67,160,184

Walden Equity Fund
Common Stocks[1]	132,280,171	—	132,280,171
Investment Companies	1,696,955	—	1,696,955

Total	133,977,126	—	133,977,126

Walden Midcap Fund
Common Stocks[1]	25,635,069	—	25,635,069
Investment Companies	532,009	—	532,009

Total	26,167,078	—	26,167,078

Walden SMID Cap Fund
Common Stocks[1]	21,750,308	—	21,750,308
Investment Companies	261,550	—	261,550

Total	22,011,858	—	22,011,858

Walden Small Cap Fund
Common Stocks[1]	96,070,964	—	96,070,964
Investment Companies	1,503,204	—	1,503,204

Total	97,574,168	—	97,574,168

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between Levels as of June 30, 2013 from the valuation input levels used on March 31, 2013. The Funds did not hold any Level 3 securities during the period ended June 30, 2013.

Subsequent Events:

Management evaluated subsequent events through the date these portfolios of investments were issued and concluded no subsequent events required recognition or disclosure in these portfolios of investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           The Boston Trust & Walden Funds

By (Signature and Title)     /s/ Lucia Santini
                                                  Lucia Santini, President

Date    August 22, 2013

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Lucia Santini
                                                  Lucia Santini, President

Date    August 22, 2013

By (Signature and Title)     /s/ Jennifer Ellis
                                                  Jennifer Ellis, Treasurer

Date    August 22, 2013